Accounting Policies - Additional Information (Detail) - USD ($) shares in Millions, $ in Millions	1 Months Ended	3 Months Ended	12 Months Ended
	Oct. 10, 2017	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Summary Of Accounting Policies [Line Items]
Cumulative probability threshold for realization of income tax benefits			50.00%
Minimum recognizable tax benefit			50.00%
Sustainability threshold for uncertain tax position			50.00%
Employees average service period to grant awards			3 years
Advertising expenses			$ 15	$ 14	$ 11
Traded equity securities held as available-for-sale financial assets		$ 11		11
Equity investments without readily determinable fair values			12
Debt conversion, bond par value	$ 400	$ 400		$ 600
Effective interest rate		2.40%		2.40%
Total amount of interest paid				$ 30
Total cash from operating activitie			1,845	1,677	1,043
Total cash from financing activities			(122)	(106)	$ (439)
Increase in cash from financing activities				$ 30
Interest rate		1.00%		1.00%
Tranche B [Member]
Summary Of Accounting Policies [Line Items]
Effective interest rate		3.22%		3.22%
Accounting Standards Update 2016-02 [Member]
Summary Of Accounting Policies [Line Items]
Total non-current assets			$ 200
Treasury Stock [Member]
Summary Of Accounting Policies [Line Items]
Debt Conversion, Converted Instrument, Shares Issued		13.7		13.0
Minimum [Member]
Summary Of Accounting Policies [Line Items]
Equity investments, Ownership percentage			20.00%
Total cash from operating activitie				$ 1,677
Total cash from financing activities				136
Maximum [Member]
Summary Of Accounting Policies [Line Items]
Equity investments, Ownership percentage			50.00%
Total cash from operating activitie				1,707
Total cash from financing activities				$ 106
Trademarks and Licenses [Member] | Minimum [Member]
Summary Of Accounting Policies [Line Items]
Estimated useful lives of intangible assets			3 years
Trademarks and Licenses [Member] | Maximum [Member]
Summary Of Accounting Policies [Line Items]
Estimated useful lives of intangible assets			7 years
Purchased and Internally Developed Software [Member] | Maximum [Member]
Summary Of Accounting Policies [Line Items]
Estimated useful lives of intangible assets			4 years